Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-35994
Entity Registrant Name	Heat Biologics, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(919)
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0002 par value per share
Trading Symbol	HTBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false